Acquisitions and Other Transactions - Acquisition of Mineral Rights with Continental Resources, Inc. - U.S (Details) - Mineral Rights With Continental Resources Inc - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Total contributions made	$ 9.8	$ 23.5
Cumulative Investment In Royalty Acquisition Venture	483.5
Total cumulative investment	$ 36.5